Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	₱ 31,612	₱ 26,086
Costs [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	48,808	43,301
Costs [Member] | Corporate subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	20,936	15,934
Costs [Member] | Retail subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	17,516	19,894
Costs [Member] | Foreign administrations [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	1,254	1,250
Costs [Member] | Domestic carriers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	256	188
Costs [Member] | Dealers agents and others [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	8,846	6,035
Accumulated provision for expected credit losses [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	₱ 17,196	₱ 17,215